111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

August 12, 2022

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MFS® Institutional Trust (to be renamed MFS® Series Trust XVII effective October 24, 2022) (the “Trust”) (File Nos. 33-37615 and 811-6174) on behalf of MFS® Institutional International Equity Fund (to be renamed MFS® International Equity Fund effective October 24, 2022) (the "Fund"); Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 52 to the Registration Statement of the Trust (the "Amendment"), marked to indicate all changes from Post-Effective Amendment No. 51 to the above-captioned Registration Statement.

This Amendment is being filed in order to reflect the addition of Class A shares and Class I shares to the Fund, and in connection therewith, make certain other updates.

Please note the Amendment also reflects the redesignation of Fund’s outstanding undesignated shares to “Class R6 shares” effective October 24, 2022, as well as name changes for both the Fund and the Trust (of which the Fund is a series) effective October 24, 2022. The anticipated effective date of the Amendment is also October 24, 2022 (the 73rd day after filing).

Please note that the references "TBU in 485(b)" and "report does not exist", which appear in the Prospectus and Statement of Additional Information, will be replaced with the appropriate required information in the 485(b) filing.

If possible, we would appreciate receiving comments by September 23, 2022, in order to meet our clearing and printing schedule.

If you have any questions concerning the foregoing, please call Connor Sheridan at (617) 954-6635.

Sincerely,

Amanda S. Mooradian
Amanda S. Mooradian
Assistant Vice President and Senior Counsel

ASM/ada

Enclosures